Retained Earnings and Reserves	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Retained Earnings and Reserves
10.	Retained Earnings and Reserves

The Company’s retained earnings are not restricted as to the payment of dividends except to the extent dictated by prudent business practices. The Company believes that there are no material restrictions, including foreign exchange controls, on the ability of its non-PRC subsidiaries to transfer surplus funds to the Company in the form of cash dividends, loans, advances or purchases. With respect to the Company’s PRC subsidiaries, there are restrictions on the payment of dividends and the distribution of dividends from the PRC. On March 16, 2007, the PRC promulgated the Law of the PRC on Enterprise Income Tax (the “New Law”) by Order No. 63 of the President of the PRC. Please refer to Note 17 for further details of the New Law. The New Law became effective from January 1, 2008. Prior to the enactment of the New Law, when dividends were paid by the Company’s PRC subsidiaries, such dividends would reduce the amount of reinvested profits and accordingly, the refund of taxes paid might be reduced to the extent of tax applicable to profits not reinvested. Subsequent to the enactment of the New Law, due to the removal of tax benefit related to reinvestment of capital in PRC subsidiaries, the Company may not reinvest the profits made by the PRC subsidiaries. Payment of dividends by PRC subsidiaries to foreign investors on profits earned subsequent to January 1, 2008 will also be subject to withholding tax under the New Law. In addition, pursuant to the relevant PRC regulations, a certain portion of the profits made by these subsidiaries must be set aside for future capital investment and are not distributable, and the registered capital of the Company’s PRC subsidiaries are also restricted. These reserves and registered capital of the PRC subsidiaries amounted to $350,256 and $353,270 as of December 31, 2012 and 2013, respectively. However, the Company believes that such restrictions will not have a material effect on the Company’s liquidity or cash flows.